Share capital (Tables)	6 Months Ended
Dec. 31, 2023
Share capital.
Schedule of share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 1 July 2022	164,745	53
Employee share-based compensation awards – issue of shares	—	—
At 31 December 2022	164,745	53
Employee share-based compensation awards – issue of shares	97	—
At 30 June 2023	164,842	53
Employee share-based compensation awards – issue of shares	—	—
At 31 December 2023	164,842	53